Note 10 - Convertible Debentures:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Note 10 - Convertible Debentures:

Note 10 – Convertible Debentures:

On June 29, 2011, The Company entered into a 12% Note Purchase Agreement with JMJ Financial in which the Company issued to JMJ Financial a convertible promissory note in the amount of $1,850,000. On July 7, 2011, the Company issued an additional convertible promissory note of $54,400 with original issue discount of $4,400. These notes are convertible into shares of the Company’s common stock based on 80% of the lowest trade price in the 25 days pervious to the conversion. The Notes have a maturity of three years and each bear an 8% one-time original issue discount interest charge, payable on issuance.

As of December 31, 2011 the Company has received proceeds from these notes totaling $845,000 with a total amount due at maturity of $919,360 Additionally, the company recorded the intrinsic value of the beneficial conversion feature on the grant date. As of December 31, 2011, the convertible debentures had an unamortized discount of $154,925.

During 2011, JMJ Financial converted a portion of their convertible debenture into common stock. The Company issued 2,400,000 shares of stock and reduced their convertible note payable by $226,000. The balance of these notes at December 31, 2011 was $451,108, net of $52,368 in original issue discount and $154,925 of intrinsic bond discount.

During 2012, JMJ Financial converted a portion of their convertible debenture into common stock. The company issued 17,241,356 shares of stock and reduced their convertible note payable by $726,115. Additionally, the company incurred a conversion penalty of $8,851, which was recorded as interest expense and added to the liability. The balance of the notes at June 30, 2012 was $155,400, net of original issue discount of $29,970 and intrinsic bond discount of $39,885.

On January 30, 2012 the Company entered into a security agreement with TCA Global Credit Master Fund LP, related to a $250,000 convertible promissory note. The security agreement grants to TCA a continuing, first priority security interest in all of the Company’s assets. The note bears interest at 12% and is convertible into shares of the Company’s common stock at a price equal to 95% of the lowest daily volume weighted average price. The balance of this note on June 30, 2012 was $250,000, net of the amortized loan fee of $8,750.

As part of the financing agreement, the Company issued 1,149,425 shares as a loan fee.

 Note 10 – Convertible Debentures:

On June 29, 2011, The Company entered into a 12% Note Purchase Agreement with JMJ Financial in which the Company issued to JMJ Financial a convertible promissory note in the amount of $1,850,000. On July 7, 2011, the Company issued an additional convertible promissory note of $54,400 with original issue discount of $4,400. These notes are convertible into shares of the Company’s common stock based on 80% of the lowest trade price in the 25 days pervious to the conversion. The Notes have a maturity of three years and each bear an 8% one-time original issue discount interest charge, payable on issuance.

As of December 31, 2011 the Company has received proceeds from these notes totaling $845,000 with a total amount due at maturity of $919,360 Additionally, the company recorded the intrinsic value of the beneficial conversion feature on the grant date. As of December 31, 2011the convertible debentures had an unamortized discount of $154,925.

During 2011, JMJ Financial converted a portion of their convertible debenture into common stock. The Company issued 2,400,000 shares of stock and reduced their convertible note payable by $226,000. The balance of these notes at December 31, 2011 was $451,108, net of $52,368 in original issue discount and $154,925 of intrinsic bond discount.